Leases - Schedule of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance	₩ 84,326	₩ 83,431
Additions and others	67,102	64,172
Interest expense	3,656	3,664	₩ 4,456
Repayment of liabilities	(82,296)	(66,941)	(62,200)
Balance	₩ 72,788	₩ 84,326	₩ 83,431